Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000219740
Shareholder Report [Line Items]
Fund Name	iShares 0-3 Month Treasury Bond ETF
Trading Symbol	SGOV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.11%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE 0-3 Month US Treasury Securities Index (Spliced) returned 3.45%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE 0-3 Month US Treasury Securities Index (Spliced)
May 20	$10,000	$10,033	$10,000
Jun 20	$10,001	$10,101	$10,001
Jul 20	$10,001	$10,257	$10,002
Aug 20	$10,003	$10,172	$10,003
Sep 20	$10,003	$10,171	$10,003
Oct 20	$10,004	$10,120	$10,004
Nov 20	$10,004	$10,219	$10,005
Dec 20	$10,005	$10,231	$10,005
Jan 21	$10,005	$10,151	$10,006
Feb 21	$10,005	$9,970	$10,007
Mar 21	$10,006	$9,865	$10,007
Apr 21	$10,006	$9,949	$10,007
May 21	$10,005	$9,979	$10,007
Jun 21	$10,007	$10,064	$10,007
Jul 21	$10,006	$10,172	$10,008
Aug 21	$10,007	$10,158	$10,008
Sep 21	$10,007	$10,061	$10,008
Oct 21	$10,008	$10,063	$10,008
Nov 21	$10,008	$10,103	$10,009
Dec 21	$10,008	$10,070	$10,009
Jan 22	$10,009	$9,858	$10,010
Feb 22	$10,009	$9,733	$10,010
Mar 22	$10,011	$9,461	$10,012
Apr 22	$10,014	$9,113	$10,014
May 22	$10,019	$9,152	$10,017
Jun 22	$10,025	$9,030	$10,022
Jul 22	$10,036	$9,238	$10,028
Aug 22	$10,054	$8,988	$10,043
Sep 22	$10,076	$8,591	$10,059
Oct 22	$10,098	$8,474	$10,075
Nov 22	$10,129	$8,781	$10,099
Dec 22	$10,166	$8,744	$10,128
Jan 23	$10,199	$9,007	$10,153
Feb 23	$10,234	$8,781	$10,182
Mar 23	$10,278	$9,004	$10,216
Apr 23	$10,316	$9,061	$10,245
May 23	$10,359	$8,963	$10,276
Jun 23	$10,407	$8,930	$10,314
Jul 23	$10,449	$8,923	$10,348
Aug 23	$10,496	$8,867	$10,384
Sep 23	$10,544	$8,647	$10,424
Oct 23	$10,591	$8,513	$10,460
Nov 23	$10,637	$8,886	$10,496
Dec 23	$10,687	$9,216	$10,536
Jan 24	$10,734	$9,205	$10,571
Feb 24	$10,779	$9,079	$10,606
Mar 24	$10,828	$9,155	$10,645
Apr 24	$10,875	$8,934	$10,681
May 24	$10,927	$9,086	$10,720
Jun 24	$10,972	$9,173	$10,755
Jul 24	$11,021	$9,385	$10,792
Aug 24	$11,074	$9,519	$10,832
Sep 24	$11,120	$9,646	$10,867
Oct 24	$11,164	$9,411	$10,900
Nov 24	$11,208	$9,506	$10,934
Dec 24	$11,251	$9,352	$10,967
Jan 25	$11,293	$9,405	$10,998
Feb 25	$11,329	$9,609	$11,025
Mar 25	$11,367	$9,612	$11,054
Apr 25	$11,407	$9,648	$11,084
May 25	$11,449	$9,579	$11,115
Jun 25	$11,488	$9,725	$11,144
Jul 25	$11,530	$9,704	$11,175
Aug 25	$11,573	$9,819	$11,209
Sep 25	$11,612	$9,925	$11,238
Oct 25	$11,654	$9,988	$11,270
Nov 25	$11,689	$10,049	$11,303
Dec 25	$11,728	$10,020	$11,341
Jan 26	$11,763	$10,045	$11,375
Feb 26	$11,795	$10,208	$11,405

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 74,319,282,686
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 50,090,553
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$74,319,282,686
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$50,090,553
Portfolio Turnover Rate...
-%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 3.60%, 03/10/26...
10.0%
U.S. Treasury Bills, 3.70%, 03/12/26...
9.1
U.S. Treasury Bills, 3.69%, 04/07/26...
8.4
U.S. Treasury Bills, 0.00%, 04/28/26...
8.0
U.S. Treasury Bills, 3.60%, 03/03/26...
8.0
U.S. Treasury Bills, 3.69%, 04/14/26...
6.1
U.S. Treasury Bills, 3.66%, 03/17/26...
5.9
U.S. Treasury Bills, 3.61%, 04/09/26...
5.8
U.S. Treasury Bills, 3.69%, 03/31/26...
5.0
U.S. Treasury Bills, 3.69%, 03/24/26...
4.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012087
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year Treasury Bond ETF
Trading Symbol	SHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.58%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 1-3 Year Bond Index (Spliced) returned 4.72%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 1-3 Year Bond Index (Spliced)
Mar 16	$10,018	$10,087	$10,017
Apr 16	$10,020	$10,125	$10,021
May 16	$10,009	$10,129	$10,011
Jun 16	$10,067	$10,317	$10,070
Jul 16	$10,060	$10,384	$10,065
Aug 16	$10,042	$10,370	$10,048
Sep 16	$10,054	$10,361	$10,060
Oct 16	$10,045	$10,277	$10,052
Nov 16	$10,003	$10,031	$10,010
Dec 16	$10,007	$10,042	$10,015
Jan 17	$10,015	$10,066	$10,026
Feb 17	$10,026	$10,134	$10,037
Mar 17	$10,031	$10,130	$10,041
Apr 17	$10,043	$10,206	$10,055
May 17	$10,055	$10,287	$10,068
Jun 17	$10,044	$10,278	$10,059
Jul 17	$10,064	$10,320	$10,081
Aug 17	$10,084	$10,417	$10,101
Sep 17	$10,065	$10,363	$10,084
Oct 17	$10,058	$10,370	$10,076
Nov 17	$10,035	$10,357	$10,055
Dec 17	$10,034	$10,405	$10,056
Jan 18	$10,003	$10,285	$10,024
Feb 18	$9,997	$10,188	$10,020
Mar 18	$10,017	$10,254	$10,040
Apr 18	$9,998	$10,180	$10,023
May 18	$10,036	$10,251	$10,060
Jun 18	$10,035	$10,240	$10,061
Jul 18	$10,033	$10,241	$10,060
Aug 18	$10,064	$10,308	$10,093
Sep 18	$10,048	$10,242	$10,080
Oct 18	$10,064	$10,162	$10,095
Nov 18	$10,098	$10,221	$10,131
Dec 18	$10,180	$10,410	$10,213
Jan 19	$10,206	$10,516	$10,241
Feb 19	$10,214	$10,515	$10,250
Mar 19	$10,276	$10,721	$10,314
Apr 19	$10,296	$10,723	$10,335
May 19	$10,369	$10,917	$10,411
Jun 19	$10,421	$11,059	$10,466
Jul 19	$10,408	$11,088	$10,453
Aug 19	$10,493	$11,390	$10,539
Sep 19	$10,479	$11,322	$10,527
Oct 19	$10,512	$11,352	$10,561
Nov 19	$10,507	$11,346	$10,558
Dec 19	$10,528	$11,334	$10,580
Jan 20	$10,585	$11,564	$10,639
Feb 20	$10,677	$11,775	$10,734
Mar 20	$10,822	$11,691	$10,882
Apr 20	$10,827	$11,896	$10,887
May 20	$10,832	$11,956	$10,895
Jun 20	$10,834	$12,037	$10,898
Jul 20	$10,845	$12,222	$10,909
Aug 20	$10,841	$12,121	$10,907
Sep 20	$10,843	$12,120	$10,909
Oct 20	$10,837	$12,060	$10,905
Nov 20	$10,841	$12,178	$10,910
Dec 20	$10,845	$12,192	$10,915
Jan 21	$10,846	$12,096	$10,916
Feb 21	$10,839	$11,880	$10,907
Mar 21	$10,835	$11,755	$10,909
Apr 21	$10,840	$11,856	$10,914
May 21	$10,845	$11,892	$10,922
Jun 21	$10,828	$11,992	$10,904
Jul 21	$10,846	$12,122	$10,924
Aug 21	$10,844	$12,105	$10,923
Sep 21	$10,832	$11,989	$10,911
Oct 21	$10,794	$11,991	$10,875
Nov 21	$10,790	$12,039	$10,872
Dec 21	$10,766	$11,999	$10,848
Jan 22	$10,691	$11,747	$10,773
Feb 22	$10,647	$11,599	$10,728
Mar 22	$10,498	$11,274	$10,577
Apr 22	$10,448	$10,860	$10,527
May 22	$10,509	$10,906	$10,590
Jun 22	$10,441	$10,760	$10,523
Jul 22	$10,485	$11,009	$10,567
Aug 22	$10,400	$10,710	$10,483
Sep 22	$10,278	$10,238	$10,361
Oct 22	$10,266	$10,098	$10,350
Nov 22	$10,333	$10,464	$10,418
Dec 22	$10,347	$10,420	$10,437
Jan 23	$10,425	$10,733	$10,512
Feb 23	$10,345	$10,464	$10,431
Mar 23	$10,512	$10,729	$10,601
Apr 23	$10,539	$10,798	$10,629
May 23	$10,501	$10,680	$10,591
Jun 23	$10,444	$10,642	$10,537
Jul 23	$10,480	$10,633	$10,573
Aug 23	$10,520	$10,566	$10,615
Sep 23	$10,516	$10,304	$10,611
Oct 23	$10,550	$10,144	$10,647
Nov 23	$10,658	$10,589	$10,757
Dec 23	$10,776	$10,982	$10,878
Jan 24	$10,818	$10,969	$10,922
Feb 24	$10,770	$10,819	$10,874
Mar 24	$10,801	$10,910	$10,907
Apr 24	$10,764	$10,646	$10,871
May 24	$10,838	$10,827	$10,946
Jun 24	$10,898	$10,930	$11,009
Jul 24	$11,026	$11,184	$11,138
Aug 24	$11,123	$11,343	$11,238
Sep 24	$11,213	$11,495	$11,330
Oct 24	$11,143	$11,214	$11,261
Nov 24	$11,174	$11,328	$11,293
Dec 24	$11,198	$11,144	$11,319
Jan 25	$11,246	$11,208	$11,369
Feb 25	$11,324	$11,450	$11,448
Mar 25	$11,376	$11,454	$11,502
Apr 25	$11,466	$11,497	$11,595
May 25	$11,439	$11,414	$11,568
Jun 25	$11,508	$11,589	$11,639
Jul 25	$11,500	$11,564	$11,632
Aug 25	$11,597	$11,700	$11,732
Sep 25	$11,632	$11,827	$11,769
Oct 25	$11,670	$11,902	$11,809
Nov 25	$11,721	$11,975	$11,862
Dec 25	$11,759	$11,940	$11,901
Jan 26	$11,780	$11,970	$11,924
Feb 26	$11,843	$12,164	$11,989

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.58%	1.79%	1.71%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 1-3 Year Bond Index (Spliced)...
	4.72	1.91	1.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 25,165,843,640
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 35,818,400
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,165,843,640
Number of Portfolio Holdings...
90
Net Investment Advisory Fees...
$35,818,400
Portfolio Turnover Rate...
57%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-2 Years...
54.9%
2-3 Years...
45.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 1.25%, 04/30/28...
2.0%
U.S. Treasury Notes, 4.50%, 05/15/27...
1.8
U.S. Treasury Notes, 4.25%, 03/15/27...
1.7
U.S. Treasury Notes, 3.50%, 01/31/28...
1.7
U.S. Treasury Notes, 4.50%, 04/15/27...
1.6
U.S. Treasury Notes, 1.25%, 06/30/28...
1.6
U.S. Treasury Notes, 2.63%, 05/31/27...
1.6
U.S. Treasury Notes, 3.88%, 03/31/27...
1.5
U.S. Treasury Notes, 3.75%, 08/15/27...
1.5
U.S. Treasury Notes, 2.25%, 08/15/27...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037537
Shareholder Report [Line Items]
Fund Name	iShares 3-7 Year Treasury Bond ETF
Trading Symbol	IEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 6.16%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 3-7 Year Bond Index (Spliced) returned 6.31%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 3-7 Year Bond Index (Spliced)
Mar 16	$10,025	$10,087	$10,026
Apr 16	$10,014	$10,125	$10,018
May 16	$9,995	$10,129	$9,999
Jun 16	$10,170	$10,317	$10,175
Jul 16	$10,172	$10,384	$10,179
Aug 16	$10,111	$10,370	$10,118
Sep 16	$10,135	$10,361	$10,144
Oct 16	$10,076	$10,277	$10,085
Nov 16	$9,862	$10,031	$9,873
Dec 16	$9,859	$10,042	$9,870
Jan 17	$9,883	$10,066	$9,896
Feb 17	$9,915	$10,134	$9,927
Mar 17	$9,920	$10,130	$9,934
Apr 17	$9,988	$10,206	$10,002
May 17	$10,034	$10,287	$10,051
Jun 17	$10,000	$10,278	$10,016
Jul 17	$10,038	$10,320	$10,056
Aug 17	$10,110	$10,417	$10,130
Sep 17	$10,035	$10,363	$10,055
Oct 17	$10,017	$10,370	$10,038
Nov 17	$9,977	$10,357	$9,999
Dec 17	$9,976	$10,405	$9,998
Jan 18	$9,855	$10,285	$9,876
Feb 18	$9,818	$10,188	$9,841
Mar 18	$9,879	$10,254	$9,905
Apr 18	$9,804	$10,180	$9,830
May 18	$9,880	$10,251	$9,907
Jun 18	$9,874	$10,240	$9,901
Jul 18	$9,846	$10,241	$9,874
Aug 18	$9,916	$10,308	$9,945
Sep 18	$9,847	$10,242	$9,877
Oct 18	$9,850	$10,162	$9,882
Nov 18	$9,930	$10,221	$9,963
Dec 18	$10,111	$10,410	$10,146
Jan 19	$10,160	$10,516	$10,196
Feb 19	$10,145	$10,515	$10,181
Mar 19	$10,292	$10,721	$10,331
Apr 19	$10,295	$10,723	$10,332
May 19	$10,475	$10,917	$10,515
Jun 19	$10,576	$11,059	$10,618
Jul 19	$10,548	$11,088	$10,590
Aug 19	$10,777	$11,390	$10,818
Sep 19	$10,712	$11,322	$10,756
Oct 19	$10,741	$11,352	$10,786
Nov 19	$10,706	$11,346	$10,751
Dec 19	$10,696	$11,334	$10,743
Jan 20	$10,882	$11,564	$10,931
Feb 20	$11,090	$11,775	$11,142
Mar 20	$11,368	$11,691	$11,427
Apr 20	$11,390	$11,896	$11,450
May 20	$11,418	$11,956	$11,480
Jun 20	$11,434	$12,037	$11,496
Jul 20	$11,473	$12,222	$11,538
Aug 20	$11,451	$12,121	$11,517
Sep 20	$11,457	$12,120	$11,525
Oct 20	$11,404	$12,060	$11,473
Nov 20	$11,422	$12,178	$11,491
Dec 20	$11,432	$12,192	$11,502
Jan 21	$11,400	$12,096	$11,465
Feb 21	$11,271	$11,880	$11,312
Mar 21	$11,179	$11,755	$11,250
Apr 21	$11,234	$11,856	$11,307
May 21	$11,268	$11,892	$11,345
Jun 21	$11,255	$11,992	$11,332
Jul 21	$11,363	$12,122	$11,443
Aug 21	$11,337	$12,105	$11,417
Sep 21	$11,243	$11,989	$11,322
Oct 21	$11,151	$11,991	$11,231
Nov 21	$11,185	$12,039	$11,266
Dec 21	$11,144	$11,999	$11,226
Jan 22	$10,982	$11,747	$11,062
Feb 22	$10,925	$11,599	$11,005
Mar 22	$10,583	$11,274	$10,662
Apr 22	$10,374	$10,860	$10,453
May 22	$10,450	$10,906	$10,531
Jun 22	$10,367	$10,760	$10,450
Jul 22	$10,545	$11,009	$10,632
Aug 22	$10,267	$10,710	$10,352
Sep 22	$9,965	$10,238	$10,050
Oct 22	$9,910	$10,098	$9,996
Nov 22	$10,130	$10,464	$10,218
Dec 22	$10,075	$10,420	$10,181
Jan 23	$10,290	$10,733	$10,379
Feb 23	$10,062	$10,464	$10,149
Mar 23	$10,349	$10,729	$10,439
Apr 23	$10,420	$10,798	$10,512
May 23	$10,325	$10,680	$10,416
Jun 23	$10,197	$10,642	$10,288
Jul 23	$10,206	$10,633	$10,298
Aug 23	$10,201	$10,566	$10,294
Sep 23	$10,074	$10,304	$10,166
Oct 23	$10,016	$10,144	$10,109
Nov 23	$10,279	$10,589	$10,376
Dec 23	$10,521	$10,982	$10,622
Jan 24	$10,552	$10,969	$10,654
Feb 24	$10,408	$10,819	$10,509
Mar 24	$10,454	$10,910	$10,556
Apr 24	$10,276	$10,646	$10,377
May 24	$10,408	$10,827	$10,512
Jun 24	$10,508	$10,930	$10,614
Jul 24	$10,737	$11,184	$10,847
Aug 24	$10,862	$11,343	$10,974
Sep 24	$10,975	$11,495	$11,091
Oct 24	$10,739	$11,214	$10,853
Nov 24	$10,803	$11,328	$10,918
Dec 24	$10,711	$11,144	$10,826
Jan 25	$10,773	$11,208	$10,890
Feb 25	$10,956	$11,450	$11,076
Mar 25	$11,020	$11,454	$11,142
Apr 25	$11,163	$11,497	$11,289
May 25	$11,082	$11,414	$11,208
Jun 25	$11,204	$11,589	$11,332
Jul 25	$11,164	$11,564	$11,292
Aug 25	$11,323	$11,700	$11,455
Sep 25	$11,342	$11,827	$11,476
Oct 25	$11,396	$11,902	$11,532
Nov 25	$11,479	$11,975	$11,617
Dec 25	$11,462	$11,940	$11,600
Jan 26	$11,462	$11,970	$11,603
Feb 26	$11,631	$12,164	$11,775

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.16%	0.63%	1.52%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 3-7 Year Bond Index (Spliced)...
	6.31	0.81	1.65

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 18,551,704,973
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 24,971,463
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$18,551,704,973
Number of Portfolio Holdings...
83
Net Investment Advisory Fees...
$24,971,463
Portfolio Turnover Rate...
37%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
3-4 Years...
30.4%
4-5 Years...
32.2
5-6 Years...
19.9
6-7 Years...
17.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.38%, 11/30/30...
3.6%
U.S. Treasury Notes, 2.38%, 05/15/29...
2.9
U.S. Treasury Notes, 4.00%, 02/28/30...
2.3
U.S. Treasury Notes, 1.38%, 11/15/31...
2.3
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3
U.S. Treasury Notes, 3.50%, 02/15/33...
2.1
U.S. Treasury Notes, 2.88%, 05/15/32...
2.1
U.S. Treasury Notes, 2.75%, 08/15/32...
2.1
U.S. Treasury Notes, 1.63%, 05/15/31...
2.1
U.S. Treasury Notes, 1.88%, 02/15/32...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012088
Shareholder Report [Line Items]
Fund Name	iShares 7-10 Year Treasury Bond ETF
Trading Symbol	IEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 6.75%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 7-10 Year Bond Index (Spliced) returned 6.89%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 7-10 Year Bond Index (Spliced)
Mar 16	$9,996	$10,087	$9,997
Apr 16	$9,985	$10,125	$9,987
May 16	$9,980	$10,129	$9,980
Jun 16	$10,275	$10,317	$10,277
Jul 16	$10,302	$10,384	$10,306
Aug 16	$10,214	$10,370	$10,218
Sep 16	$10,217	$10,361	$10,221
Oct 16	$10,070	$10,277	$10,074
Nov 16	$9,663	$10,031	$9,668
Dec 16	$9,644	$10,042	$9,650
Jan 17	$9,657	$10,066	$9,665
Feb 17	$9,732	$10,134	$9,739
Mar 17	$9,737	$10,130	$9,744
Apr 17	$9,842	$10,206	$9,851
May 17	$9,929	$10,287	$9,937
Jun 17	$9,871	$10,278	$9,879
Jul 17	$9,906	$10,320	$9,917
Aug 17	$10,052	$10,417	$10,062
Sep 17	$9,911	$10,363	$9,924
Oct 17	$9,893	$10,370	$9,905
Nov 17	$9,863	$10,357	$9,877
Dec 17	$9,882	$10,405	$9,899
Jan 18	$9,666	$10,285	$9,683
Feb 18	$9,577	$10,188	$9,594
Mar 18	$9,694	$10,254	$9,714
Apr 18	$9,575	$10,180	$9,594
May 18	$9,678	$10,251	$9,698
Jun 18	$9,681	$10,240	$9,703
Jul 18	$9,627	$10,241	$9,647
Aug 18	$9,734	$10,308	$9,755
Sep 18	$9,604	$10,242	$9,627
Oct 18	$9,572	$10,162	$9,592
Nov 18	$9,701	$10,221	$9,722
Dec 18	$9,964	$10,410	$9,988
Jan 19	$10,036	$10,516	$10,059
Feb 19	$9,998	$10,515	$10,022
Mar 19	$10,247	$10,721	$10,275
Apr 19	$10,202	$10,723	$10,229
May 19	$10,506	$10,917	$10,536
Jun 19	$10,650	$11,059	$10,681
Jul 19	$10,637	$11,088	$10,669
Aug 19	$11,058	$11,390	$11,094
Sep 19	$10,936	$11,322	$10,971
Oct 19	$10,954	$11,352	$10,988
Nov 19	$10,881	$11,346	$10,917
Dec 19	$10,799	$11,334	$10,836
Jan 20	$11,145	$11,564	$11,185
Feb 20	$11,492	$11,775	$11,535
Mar 20	$11,908	$11,691	$11,957
Apr 20	$11,972	$11,896	$12,023
May 20	$11,985	$11,956	$12,037
Jun 20	$11,992	$12,037	$12,045
Jul 20	$12,093	$12,222	$12,147
Aug 20	$11,990	$12,121	$12,046
Sep 20	$12,022	$12,120	$12,078
Oct 20	$11,863	$12,060	$11,921
Nov 20	$11,896	$12,178	$11,956
Dec 20	$11,861	$12,192	$11,920
Jan 21	$11,734	$12,096	$11,781
Feb 21	$11,449	$11,880	$11,454
Mar 21	$11,179	$11,755	$11,234
Apr 21	$11,292	$11,856	$11,348
May 21	$11,336	$11,892	$11,394
Jun 21	$11,455	$11,992	$11,516
Jul 21	$11,681	$12,122	$11,745
Aug 21	$11,638	$12,105	$11,700
Sep 21	$11,450	$11,989	$11,512
Oct 21	$11,397	$11,991	$11,461
Nov 21	$11,520	$12,039	$11,587
Dec 21	$11,474	$11,999	$11,539
Jan 22	$11,223	$11,747	$11,285
Feb 22	$11,177	$11,599	$11,240
Mar 22	$10,726	$11,274	$10,789
Apr 22	$10,280	$10,860	$10,339
May 22	$10,347	$10,906	$10,409
Jun 22	$10,246	$10,760	$10,310
Jul 22	$10,555	$11,009	$10,623
Aug 22	$10,145	$10,710	$10,217
Sep 22	$9,668	$10,238	$9,736
Oct 22	$9,523	$10,098	$9,596
Nov 22	$9,863	$10,464	$9,940
Dec 22	$9,726	$10,420	$9,831
Jan 23	$10,069	$10,733	$10,144
Feb 23	$9,743	$10,464	$9,818
Mar 23	$10,103	$10,729	$10,180
Apr 23	$10,186	$10,798	$10,266
May 23	$10,040	$10,680	$10,119
Jun 23	$9,913	$10,642	$9,991
Jul 23	$9,852	$10,633	$9,931
Aug 23	$9,777	$10,566	$9,857
Sep 23	$9,472	$10,304	$9,550
Oct 23	$9,289	$10,144	$9,366
Nov 23	$9,704	$10,589	$9,786
Dec 23	$10,074	$10,982	$10,163
Jan 24	$10,078	$10,969	$10,165
Feb 24	$9,871	$10,819	$9,957
Mar 24	$9,940	$10,910	$10,026
Apr 24	$9,636	$10,646	$9,722
May 24	$9,809	$10,827	$9,897
Jun 24	$9,931	$10,930	$10,021
Jul 24	$10,218	$11,184	$10,312
Aug 24	$10,360	$11,343	$10,457
Sep 24	$10,496	$11,495	$10,596
Oct 24	$10,146	$11,214	$10,243
Nov 24	$10,243	$11,328	$10,342
Dec 24	$10,013	$11,144	$10,110
Jan 25	$10,080	$11,208	$10,179
Feb 25	$10,363	$11,450	$10,466
Mar 25	$10,400	$11,454	$10,504
Apr 25	$10,503	$11,497	$10,610
May 25	$10,376	$11,414	$10,483
Jun 25	$10,540	$11,589	$10,650
Jul 25	$10,480	$11,564	$10,590
Aug 25	$10,649	$11,700	$10,763
Sep 25	$10,722	$11,827	$10,838
Oct 25	$10,794	$11,902	$10,912
Nov 25	$10,900	$11,975	$11,020
Dec 25	$10,819	$11,940	$10,938
Jan 26	$10,794	$11,970	$10,915
Feb 26	$11,062	$12,164	$11,187

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	6.75%	(0.68)%	1.01%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 7-10 Year Bond Index (Spliced)...
	6.89	(0.47)	1.13

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 48,679,653,515
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 58,184,607
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$48,679,653,515
Number of Portfolio Holdings...
19
Net Investment Advisory Fees...
$58,184,607
Portfolio Turnover Rate...
53%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
6-7 Years...
3.8%
7-8 Years...
30.6
8-9 Years...
33.3
9-10 Years...
32.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.38%, 05/15/34...
8.9%
U.S. Treasury Notes, 4.00%, 02/15/34...
8.9
U.S. Treasury Notes, 4.63%, 02/15/35...
8.9
U.S. Treasury Notes, 4.25%, 08/15/35...
8.8
U.S. Treasury Notes, 4.50%, 11/15/33...
8.8
U.S. Treasury Notes, 4.25%, 11/15/34...
8.7
U.S. Treasury Notes, 4.00%, 11/15/35...
8.6
U.S. Treasury Notes, 4.25%, 05/15/35...
8.3
U.S. Treasury Notes, 3.88%, 08/15/34...
6.8
U.S. Treasury Notes, 4.13%, 02/15/36...
6.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037538
Shareholder Report [Line Items]
Fund Name	iShares 10-20 Year Treasury Bond ETF
Trading Symbol	TLH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.72%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 10-20 Year Bond Index (Spliced) returned 4.86%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 10-20 Year Bond Index (Spliced)
Mar 16	$10,019	$10,087	$10,018
Apr 16	$9,991	$10,125	$9,992
May 16	$10,024	$10,129	$10,024
Jun 16	$10,419	$10,317	$10,419
Jul 16	$10,494	$10,384	$10,491
Aug 16	$10,392	$10,370	$10,388
Sep 16	$10,337	$10,361	$10,334
Oct 16	$10,113	$10,277	$10,111
Nov 16	$9,612	$10,031	$9,612
Dec 16	$9,577	$10,042	$9,580
Jan 17	$9,605	$10,066	$9,608
Feb 17	$9,709	$10,134	$9,713
Mar 17	$9,693	$10,130	$9,698
Apr 17	$9,815	$10,206	$9,824
May 17	$9,919	$10,287	$9,927
Jun 17	$9,878	$10,278	$9,885
Jul 17	$9,880	$10,320	$9,889
Aug 17	$10,098	$10,417	$10,108
Sep 17	$9,935	$10,363	$9,947
Oct 17	$9,921	$10,370	$9,933
Nov 17	$9,907	$10,357	$9,920
Dec 17	$9,966	$10,405	$9,982
Jan 18	$9,702	$10,285	$9,713
Feb 18	$9,548	$10,188	$9,560
Mar 18	$9,720	$10,254	$9,735
Apr 18	$9,574	$10,180	$9,587
May 18	$9,703	$10,251	$9,718
Jun 18	$9,705	$10,240	$9,720
Jul 18	$9,611	$10,241	$9,627
Aug 18	$9,738	$10,308	$9,755
Sep 18	$9,549	$10,242	$9,569
Oct 18	$9,436	$10,162	$9,454
Nov 18	$9,591	$10,221	$9,611
Dec 18	$9,956	$10,410	$9,981
Jan 19	$10,030	$10,516	$10,056
Feb 19	$9,967	$10,515	$9,994
Mar 19	$10,333	$10,721	$10,363
Apr 19	$10,222	$10,723	$10,252
May 19	$10,685	$10,917	$10,716
Jun 19	$10,836	$11,059	$10,872
Jul 19	$10,852	$11,088	$10,887
Aug 19	$11,568	$11,390	$11,608
Sep 19	$11,369	$11,322	$11,408
Oct 19	$11,317	$11,352	$11,359
Nov 19	$11,230	$11,346	$11,273
Dec 19	$11,034	$11,334	$11,075
Jan 20	$11,616	$11,564	$11,662
Feb 20	$12,188	$11,775	$12,238
Mar 20	$12,879	$11,691	$12,930
Apr 20	$13,001	$11,896	$13,051
May 20	$12,900	$11,956	$12,950
Jun 20	$12,915	$12,037	$12,962
Jul 20	$13,269	$12,222	$13,318
Aug 20	$12,841	$12,121	$12,895
Sep 20	$12,905	$12,120	$12,949
Oct 20	$12,569	$12,060	$12,613
Nov 20	$12,678	$12,178	$12,722
Dec 20	$12,535	$12,192	$12,577
Jan 21	$12,157	$12,096	$12,175
Feb 21	$11,532	$11,880	$11,441
Mar 21	$11,046	$11,755	$11,078
Apr 21	$11,280	$11,856	$11,317
May 21	$11,266	$11,892	$11,305
Jun 21	$11,638	$11,992	$11,680
Jul 21	$12,014	$12,122	$12,058
Aug 21	$11,991	$12,105	$12,036
Sep 21	$11,684	$11,989	$11,725
Oct 21	$11,744	$11,991	$11,785
Nov 21	$11,999	$12,039	$12,041
Dec 21	$11,866	$11,999	$11,908
Jan 22	$11,463	$11,747	$11,498
Feb 22	$11,342	$11,599	$11,371
Mar 22	$10,782	$11,274	$10,810
Apr 22	$9,952	$10,860	$9,977
May 22	$9,819	$10,906	$9,853
Jun 22	$9,660	$10,760	$9,700
Jul 22	$9,940	$11,009	$9,997
Aug 22	$9,498	$10,710	$9,547
Sep 22	$8,815	$10,238	$8,859
Oct 22	$8,454	$10,098	$8,483
Nov 22	$9,017	$10,464	$9,049
Dec 22	$8,848	$10,420	$8,933
Jan 23	$9,396	$10,733	$9,425
Feb 23	$8,972	$10,464	$8,998
Mar 23	$9,394	$10,729	$9,424
Apr 23	$9,454	$10,798	$9,487
May 23	$9,206	$10,680	$9,239
Jun 23	$9,179	$10,642	$9,210
Jul 23	$9,024	$10,633	$9,056
Aug 23	$8,833	$10,566	$8,861
Sep 23	$8,266	$10,304	$8,293
Oct 23	$7,930	$10,144	$7,953
Nov 23	$8,550	$10,589	$8,577
Dec 23	$9,199	$10,982	$9,229
Jan 24	$9,102	$10,969	$9,133
Feb 24	$8,878	$10,819	$8,907
Mar 24	$8,991	$10,910	$9,022
Apr 24	$8,527	$10,646	$8,555
May 24	$8,758	$10,827	$8,788
Jun 24	$8,887	$10,930	$8,918
Jul 24	$9,205	$11,184	$9,238
Aug 24	$9,362	$11,343	$9,398
Sep 24	$9,561	$11,495	$9,599
Oct 24	$9,092	$11,214	$9,127
Nov 24	$9,251	$11,328	$9,286
Dec 24	$8,831	$11,144	$8,863
Jan 25	$8,893	$11,208	$8,926
Feb 25	$9,302	$11,450	$9,337
Mar 25	$9,258	$11,454	$9,294
Apr 25	$9,186	$11,497	$9,224
May 25	$8,954	$11,414	$8,991
Jun 25	$9,159	$11,589	$9,199
Jul 25	$9,097	$11,564	$9,137
Aug 25	$9,162	$11,700	$9,203
Sep 25	$9,389	$11,827	$9,433
Oct 25	$9,495	$11,902	$9,539
Nov 25	$9,551	$11,975	$9,596
Dec 25	$9,396	$11,940	$9,442
Jan 26	$9,391	$11,970	$9,438
Feb 26	$9,741	$12,164	$9,791

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.72%	(3.32)%	(0.26)%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 10-20 Year Bond Index (Spliced)...
	4.86	(3.06)	(0.21)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 12,853,792,181
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 17,343,386
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$12,853,792,181
Number of Portfolio Holdings...
70
Net Investment Advisory Fees...
$17,343,386
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
3-4 Years...
0.1%
4-5 Years...
0.0Footnote Reference(b)
5-6 Years...
0.0Footnote Reference(b)
6-7 Years...
0.1
8-9 Years...
0.1
9-10 Years...
0.1
10-11 Years...
0.5
11-12 Years...
1.2
12-13 Years...
1.3
13-14 Years...
3.7
14-15 Years...
11.5
15-16 Years...
13.4
16-17 Years...
15.1
17-18 Years...
24.8
18-19 Years...
16.2
19-20 Years...
11.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.75%, 11/15/43...
5.6%
U.S. Treasury Bonds, 4.50%, 02/15/44...
4.0
U.S. Treasury Bonds, 4.13%, 08/15/44...
4.0
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.8
U.S. Treasury Bonds, 4.00%, 11/15/42...
3.7
U.S. Treasury Bonds, 3.38%, 08/15/42...
3.6
U.S. Treasury Bonds, 3.88%, 05/15/43...
3.5
U.S. Treasury Bonds, 1.75%, 08/15/41...
3.5
U.S. Treasury Bonds, 2.00%, 11/15/41...
3.4
U.S. Treasury Bonds, 4.63%, 11/15/45...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000012090
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond ETF
Trading Symbol	TLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 2.56%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE U.S. Treasury 20+ Year Bond Index (Spliced) returned 2.68%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE U.S. Treasury 20+ Year Bond Index (Spliced)
Mar 16	$9,999	$10,087	$9,998
Apr 16	$9,938	$10,125	$9,941
May 16	$10,029	$10,129	$10,031
Jun 16	$10,692	$10,317	$10,697
Jul 16	$10,924	$10,384	$10,932
Aug 16	$10,824	$10,370	$10,828
Sep 16	$10,632	$10,361	$10,638
Oct 16	$10,178	$10,277	$10,184
Nov 16	$9,395	$10,031	$9,400
Dec 16	$9,340	$10,042	$9,348
Jan 17	$9,378	$10,066	$9,384
Feb 17	$9,530	$10,134	$9,537
Mar 17	$9,473	$10,130	$9,480
Apr 17	$9,620	$10,206	$9,630
May 17	$9,820	$10,287	$9,829
Jun 17	$9,866	$10,278	$9,877
Jul 17	$9,797	$10,320	$9,807
Aug 17	$10,149	$10,417	$10,161
Sep 17	$9,920	$10,363	$9,933
Oct 17	$9,915	$10,370	$9,928
Nov 17	$9,994	$10,357	$10,006
Dec 17	$10,174	$10,405	$10,189
Jan 18	$9,839	$10,285	$9,850
Feb 18	$9,533	$10,188	$9,546
Mar 18	$9,830	$10,254	$9,846
Apr 18	$9,637	$10,180	$9,652
May 18	$9,849	$10,251	$9,864
Jun 18	$9,870	$10,240	$9,886
Jul 18	$9,714	$10,241	$9,730
Aug 18	$9,869	$10,308	$9,888
Sep 18	$9,565	$10,242	$9,586
Oct 18	$9,260	$10,162	$9,280
Nov 18	$9,434	$10,221	$9,455
Dec 18	$9,963	$10,410	$9,987
Jan 19	$10,024	$10,516	$10,049
Feb 19	$9,898	$10,515	$9,925
Mar 19	$10,428	$10,721	$10,459
Apr 19	$10,235	$10,723	$10,263
May 19	$10,925	$10,917	$10,958
Jun 19	$11,061	$11,059	$11,099
Jul 19	$11,082	$11,088	$11,119
Aug 19	$12,285	$11,390	$12,330
Sep 19	$11,959	$11,322	$12,003
Oct 19	$11,847	$11,352	$11,893
Nov 19	$11,789	$11,346	$11,835
Dec 19	$11,450	$11,334	$11,494
Jan 20	$12,254	$11,564	$12,307
Feb 20	$13,093	$11,775	$13,153
Mar 20	$14,017	$11,691	$14,079
Apr 20	$14,176	$11,896	$14,244
May 20	$13,885	$11,956	$13,954
Jun 20	$13,912	$12,037	$13,980
Jul 20	$14,526	$12,222	$14,597
Aug 20	$13,863	$12,121	$13,930
Sep 20	$13,934	$12,120	$14,002
Oct 20	$13,502	$12,060	$13,569
Nov 20	$13,674	$12,178	$13,743
Dec 20	$13,502	$12,192	$13,571
Jan 21	$13,000	$12,096	$13,030
Feb 21	$12,251	$11,880	$12,149
Mar 21	$11,615	$11,755	$11,674
Apr 21	$11,897	$11,856	$11,960
May 21	$11,903	$11,892	$11,967
Jun 21	$12,422	$11,992	$12,487
Jul 21	$12,880	$12,122	$12,952
Aug 21	$12,847	$12,105	$12,919
Sep 21	$12,468	$11,989	$12,538
Oct 21	$12,761	$11,991	$12,833
Nov 21	$13,133	$12,039	$13,202
Dec 21	$12,860	$11,999	$12,928
Jan 22	$12,365	$11,747	$12,431
Feb 22	$12,163	$11,599	$12,226
Mar 22	$11,502	$11,274	$11,561
Apr 22	$10,414	$10,860	$10,470
May 22	$10,180	$10,906	$10,236
Jun 22	$10,036	$10,760	$10,092
Jul 22	$10,293	$11,009	$10,350
Aug 22	$9,823	$10,710	$9,881
Sep 22	$9,021	$10,238	$9,076
Oct 22	$8,456	$10,098	$8,506
Nov 22	$9,072	$10,464	$9,126
Dec 22	$8,821	$10,420	$8,951
Jan 23	$9,513	$10,733	$9,567
Feb 23	$9,045	$10,464	$9,097
Mar 23	$9,479	$10,729	$9,534
Apr 23	$9,518	$10,798	$9,575
May 23	$9,236	$10,680	$9,292
Jun 23	$9,252	$10,642	$9,308
Jul 23	$9,025	$10,633	$9,081
Aug 23	$8,742	$10,566	$8,797
Sep 23	$8,045	$10,304	$8,098
Oct 23	$7,610	$10,144	$7,661
Nov 23	$8,362	$10,589	$8,419
Dec 23	$9,083	$10,982	$9,144
Jan 24	$8,876	$10,969	$8,938
Feb 24	$8,678	$10,819	$8,738
Mar 24	$8,753	$10,910	$8,814
Apr 24	$8,194	$10,646	$8,250
May 24	$8,434	$10,827	$8,492
Jun 24	$8,580	$10,930	$8,641
Jul 24	$8,888	$11,184	$8,954
Aug 24	$9,086	$11,343	$9,156
Sep 24	$9,258	$11,495	$9,329
Oct 24	$8,756	$11,214	$8,826
Nov 24	$8,921	$11,328	$8,992
Dec 24	$8,371	$11,144	$8,438
Jan 25	$8,409	$11,208	$8,477
Feb 25	$8,880	$11,450	$8,953
Mar 25	$8,768	$11,454	$8,840
Apr 25	$8,642	$11,497	$8,716
May 25	$8,373	$11,414	$8,444
Jun 25	$8,595	$11,589	$8,668
Jul 25	$8,505	$11,564	$8,578
Aug 25	$8,497	$11,700	$8,572
Sep 25	$8,805	$11,827	$8,883
Oct 25	$8,926	$11,902	$9,006
Nov 25	$8,946	$11,975	$9,028
Dec 25	$8,720	$11,940	$8,800
Jan 26	$8,713	$11,970	$8,794
Feb 26	$9,108	$12,164	$9,193

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	2.56%	(5.76)%	(0.93)%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE U.S. Treasury 20+ Year Bond Index (Spliced)...
	2.68	(5.42)	(0.84)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 45,315,446,799
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 72,544,941
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$45,315,446,799
Number of Portfolio Holdings...
47
Net Investment Advisory Fees...
$72,544,941
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
1.7%
20-25 Years...
34.5
25-30 Years...
63.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 2.00%, 08/15/51...
4.9%
U.S. Treasury Bonds, 1.88%, 11/15/51...
4.8
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.6
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.5
U.S. Treasury Bonds, 4.75%, 05/15/55...
4.5
U.S. Treasury Bonds, 4.63%, 05/15/54...
4.4
U.S. Treasury Bonds, 4.25%, 08/15/54...
4.3
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 3.63%, 05/15/53...
3.9
U.S. Treasury Bonds, 4.63%, 02/15/55...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000221912
Shareholder Report [Line Items]
Fund Name	iShares 25+ Year Treasury STRIPS Bond ETF
Trading Symbol	GOVZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned (3.32)%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE BofA Long US Treasury Principal STRIPS Index (Spliced) returned (3.34)%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE BofA Long US Treasury Principal STRIPS Index (Spliced)
Sep 20	$9,912	$9,981	$9,911
Oct 20	$9,473	$9,932	$9,470
Nov 20	$9,654	$10,029	$9,647
Dec 20	$9,494	$10,040	$9,490
Jan 21	$8,981	$9,962	$8,941
Feb 21	$8,267	$9,784	$8,108
Mar 21	$7,660	$9,681	$7,658
Apr 21	$7,926	$9,764	$7,920
May 21	$7,935	$9,793	$7,933
Jun 21	$8,467	$9,876	$8,467
Jul 21	$8,898	$9,983	$8,894
Aug 21	$8,868	$9,969	$8,864
Sep 21	$8,523	$9,873	$8,520
Oct 21	$8,935	$9,876	$8,938
Nov 21	$9,312	$9,914	$9,307
Dec 21	$9,020	$9,882	$9,017
Jan 22	$8,571	$9,675	$8,565
Feb 22	$8,386	$9,552	$8,375
Mar 22	$7,854	$9,285	$7,845
Apr 22	$6,812	$8,944	$6,791
May 22	$6,532	$8,982	$6,509
Jun 22	$6,440	$8,861	$6,416
Jul 22	$6,597	$9,066	$6,568
Aug 22	$6,252	$8,820	$6,228
Sep 22	$5,564	$8,431	$5,542
Oct 22	$4,990	$8,316	$4,969
Nov 22	$5,505	$8,618	$5,468
Dec 22	$5,291	$8,581	$5,313
Jan 23	$5,874	$8,839	$5,829
Feb 23	$5,515	$8,618	$5,470
Mar 23	$5,816	$8,836	$5,771
Apr 23	$5,811	$8,893	$5,764
May 23	$5,563	$8,796	$5,513
Jun 23	$5,631	$8,764	$5,581
Jul 23	$5,408	$8,756	$5,357
Aug 23	$5,133	$8,702	$5,086
Sep 23	$4,497	$8,485	$4,457
Oct 23	$4,084	$8,354	$4,043
Nov 23	$4,735	$8,721	$4,690
Dec 23	$5,343	$9,044	$5,294
Jan 24	$5,081	$9,033	$5,039
Feb 24	$4,949	$8,910	$4,909
Mar 24	$4,987	$8,985	$4,945
Apr 24	$4,484	$8,768	$4,445
May 24	$4,661	$8,916	$4,620
Jun 24	$4,780	$9,002	$4,738
Jul 24	$4,995	$9,210	$4,954
Aug 24	$5,172	$9,342	$5,130
Sep 24	$5,283	$9,467	$5,243
Oct 24	$4,894	$9,235	$4,859
Nov 24	$5,022	$9,329	$4,984
Dec 24	$4,502	$9,177	$4,470
Jan 25	$4,468	$9,230	$4,435
Feb 25	$4,865	$9,430	$4,829
Mar 25	$4,707	$9,433	$4,674
Apr 25	$4,531	$9,468	$4,499
May 25	$4,291	$9,400	$4,261
Jun 25	$4,449	$9,544	$4,417
Jul 25	$4,363	$9,524	$4,331
Aug 25	$4,274	$9,636	$4,243
Sep 25	$4,569	$9,740	$4,536
Oct 25	$4,667	$9,802	$4,632
Nov 25	$4,645	$9,862	$4,610
Dec 25	$4,417	$9,833	$4,384
Jan 26	$4,392	$9,858	$4,359
Feb 26	$4,703	$10,018	$4,668

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	(3.32)%	(10.67)%	(12.95)%
ICE BofA US Broad Market Index...
	6.23	0.47	0.03
ICE BofA Long US Treasury Principal STRIPS Index (Spliced)...
	(3.34)	(10.46)	(13.07)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 319,447,237
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 291,627
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$319,447,237
Number of Portfolio Holdings...
22
Net Investment Advisory Fees...
$291,627
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
6.3%
25-30 Years...
93.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS
0.00%, 02/15/52...
7.7%
0.00%, 02/15/51...
6.3
0.00%, 08/15/51...
6.3
0.00%, 11/15/51...
5.8
0.00%, 08/15/52...
5.1
0.00%, 05/15/53...
5.0
0.00%, 08/15/53...
5.0
0.00%, 02/15/53...
5.0
0.00%, 11/15/52...
5.0
0.00%, 11/15/53...
4.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037536
Shareholder Report [Line Items]
Fund Name	iShares 0-1 Year Treasury Bond ETF
Trading Symbol	SHV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 0-1 Year Treasury Bond ETF (the “Fund”) (formerly known as iShares Short Treasury Bond ETF) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-1 Year Treasury Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.06%.

  For the same period, the ICE BofA US Broad Market Index returned 6.23% and the ICE Short US Treasury Securities Index (Spliced) returned 3.74%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year U.S. Treasury ended lower as investors negotiated the Trump Administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period.

The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher.

What detracted from performance?

During the reporting period, the prices of long-term government securities were negatively impacted by rising yields.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Broad Market Index	ICE Short US Treasury Securities Index (Spliced)
Mar 16	$10,006	$10,087	$10,008
Apr 16	$10,010	$10,125	$10,013
May 16	$10,010	$10,129	$10,013
Jun 16	$10,020	$10,317	$10,024
Jul 16	$10,020	$10,384	$10,027
Aug 16	$10,021	$10,370	$10,028
Sep 16	$10,026	$10,361	$10,034
Oct 16	$10,029	$10,277	$10,038
Nov 16	$10,028	$10,031	$10,038
Dec 16	$10,033	$10,042	$10,043
Jan 17	$10,039	$10,066	$10,050
Feb 17	$10,044	$10,134	$10,055
Mar 17	$10,041	$10,130	$10,055
Apr 17	$10,045	$10,206	$10,061
May 17	$10,050	$10,287	$10,066
Jun 17	$10,055	$10,278	$10,074
Jul 17	$10,066	$10,320	$10,084
Aug 17	$10,074	$10,417	$10,094
Sep 17	$10,079	$10,363	$10,102
Oct 17	$10,086	$10,370	$10,109
Nov 17	$10,091	$10,357	$10,116
Dec 17	$10,098	$10,405	$10,126
Jan 18	$10,108	$10,285	$10,136
Feb 18	$10,115	$10,188	$10,144
Mar 18	$10,127	$10,254	$10,159
Apr 18	$10,139	$10,180	$10,171
May 18	$10,155	$10,251	$10,189
Jun 18	$10,170	$10,240	$10,205
Jul 18	$10,186	$10,241	$10,222
Aug 18	$10,203	$10,308	$10,241
Sep 18	$10,215	$10,242	$10,255
Oct 18	$10,233	$10,162	$10,274
Nov 18	$10,252	$10,221	$10,295
Dec 18	$10,275	$10,410	$10,317
Jan 19	$10,298	$10,516	$10,341
Feb 19	$10,315	$10,515	$10,361
Mar 19	$10,338	$10,721	$10,385
Apr 19	$10,358	$10,723	$10,406
May 19	$10,382	$10,917	$10,431
Jun 19	$10,409	$11,059	$10,459
Jul 19	$10,424	$11,088	$10,476
Aug 19	$10,449	$11,390	$10,502
Sep 19	$10,464	$11,322	$10,519
Oct 19	$10,489	$11,352	$10,544
Nov 19	$10,499	$11,346	$10,556
Dec 19	$10,514	$11,334	$10,572
Jan 20	$10,529	$11,564	$10,588
Feb 20	$10,553	$11,775	$10,613
Mar 20	$10,604	$11,691	$10,665
Apr 20	$10,602	$11,896	$10,664
May 20	$10,601	$11,956	$10,664
Jun 20	$10,601	$12,037	$10,665
Jul 20	$10,603	$12,222	$10,668
Aug 20	$10,601	$12,121	$10,668
Sep 20	$10,602	$12,120	$10,670
Oct 20	$10,601	$12,060	$10,671
Nov 20	$10,602	$12,178	$10,672
Dec 20	$10,601	$12,192	$10,673
Jan 21	$10,601	$12,096	$10,674
Feb 21	$10,601	$11,880	$10,675
Mar 21	$10,602	$11,755	$10,676
Apr 21	$10,601	$11,856	$10,677
May 21	$10,599	$11,892	$10,677
Jun 21	$10,598	$11,992	$10,677
Jul 21	$10,597	$12,122	$10,677
Aug 21	$10,597	$12,105	$10,678
Sep 21	$10,596	$11,989	$10,679
Oct 21	$10,594	$11,991	$10,678
Nov 21	$10,592	$12,039	$10,678
Dec 21	$10,589	$11,999	$10,677
Jan 22	$10,584	$11,747	$10,673
Feb 22	$10,580	$11,599	$10,671
Mar 22	$10,574	$11,274	$10,668
Apr 22	$10,570	$10,860	$10,668
May 22	$10,579	$10,906	$10,676
Jun 22	$10,568	$10,760	$10,669
Jul 22	$10,579	$11,009	$10,677
Aug 22	$10,592	$10,710	$10,690
Sep 22	$10,598	$10,238	$10,699
Oct 22	$10,615	$10,098	$10,713
Nov 22	$10,648	$10,464	$10,743
Dec 22	$10,689	$10,420	$10,779
Jan 23	$10,725	$10,733	$10,811
Feb 23	$10,756	$10,464	$10,840
Mar 23	$10,809	$10,729	$10,889
Apr 23	$10,844	$10,798	$10,919
May 23	$10,880	$10,680	$10,950
Jun 23	$10,928	$10,642	$10,992
Jul 23	$10,973	$10,633	$11,033
Aug 23	$11,022	$10,566	$11,076
Sep 23	$11,070	$10,304	$11,120
Oct 23	$11,119	$10,144	$11,163
Nov 23	$11,172	$10,589	$11,210
Dec 23	$11,227	$10,982	$11,260
Jan 24	$11,274	$10,969	$11,301
Feb 24	$11,315	$10,819	$11,337
Mar 24	$11,364	$10,910	$11,381
Apr 24	$11,408	$10,646	$11,421
May 24	$11,462	$10,827	$11,469
Jun 24	$11,509	$10,930	$11,509
Jul 24	$11,564	$11,184	$11,559
Aug 24	$11,621	$11,343	$11,609
Sep 24	$11,674	$11,495	$11,656
Oct 24	$11,714	$11,214	$11,690
Nov 24	$11,759	$11,328	$11,728
Dec 24	$11,806	$11,144	$11,770
Jan 25	$11,848	$11,208	$11,807
Feb 25	$11,886	$11,450	$11,841
Mar 25	$11,926	$11,454	$11,876
Apr 25	$11,967	$11,497	$11,913
May 25	$12,006	$11,414	$11,945
Jun 25	$12,047	$11,589	$11,982
Jul 25	$12,086	$11,564	$12,016
Aug 25	$12,137	$11,700	$12,061
Sep 25	$12,180	$11,827	$12,099
Oct 25	$12,221	$11,902	$12,135
Nov 25	$12,257	$11,975	$12,172
Dec 25	$12,301	$11,940	$12,215
Jan 26	$12,335	$11,970	$12,250
Feb 26	$12,368	$12,164	$12,284

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.06%	3.13%	2.15%
ICE BofA US Broad Market Index...
	6.23	0.47	1.98
ICE Short US Treasury Securities Index (Spliced)...
	3.74	2.85	2.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 19,998,296,792
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 30,645,439
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$19,998,296,792
Number of Portfolio Holdings...
65
Net Investment Advisory Fees...
$30,645,439
Portfolio Turnover Rate...
115%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 0.18%, 04/28/26...
4.7%
U.S. Treasury Bills, 3.70%, 04/07/26...
4.3
U.S. Treasury Bills, 3.68%, 06/16/26...
4.3
U.S. Treasury Bills, 3.85%, 03/10/26...
4.0
U.S. Treasury Bills, 3.83%, 03/17/26...
3.9
U.S. Treasury Bills, 3.65%, 03/03/26...
3.9
U.S. Treasury Bills, 3.69%, 04/21/26...
3.4
U.S. Treasury Bills, 3.85%, 05/14/26...
3.2
U.S. Treasury Bills, 3.68%, 07/09/26...
3.1
U.S. Treasury Bills, 3.70%, 03/12/26...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after February 28, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 10, 2025, the name of the Fund was changed from iShares Short Treasury Bond ETF to iShares 0-1 Year Treasury Bond ETF.

C000053739
Shareholder Report [Line Items]
Fund Name	iShares California Muni Bond ETF
Trading Symbol	CMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.66%.

  For the same period, the ICE BofA US Municipal Securities Index returned 4.77%, the ICE AMT-Free California Municipal Index (Spliced) returned 4.84% and the ICE AMT-free US National Municipal Index returned 4.71%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Municipal Securities Index	ICE AMT-Free California Municipal Index (Spliced)
Mar 16	$10,048	$10,044	$10,050
Apr 16	$10,116	$10,121	$10,121
May 16	$10,147	$10,153	$10,155
Jun 16	$10,315	$10,318	$10,323
Jul 16	$10,294	$10,312	$10,308
Aug 16	$10,322	$10,336	$10,336
Sep 16	$10,256	$10,286	$10,272
Oct 16	$10,154	$10,190	$10,175
Nov 16	$9,758	$9,818	$9,777
Dec 16	$9,877	$9,926	$9,891
Jan 17	$9,925	$9,976	$9,944
Feb 17	$9,979	$10,041	$10,000
Mar 17	$9,996	$10,064	$10,023
Apr 17	$10,056	$10,136	$10,085
May 17	$10,207	$10,286	$10,236
Jun 17	$10,185	$10,263	$10,213
Jul 17	$10,256	$10,338	$10,288
Aug 17	$10,338	$10,425	$10,372
Sep 17	$10,291	$10,385	$10,325
Oct 17	$10,309	$10,404	$10,350
Nov 17	$10,255	$10,360	$10,301
Dec 17	$10,355	$10,463	$10,401
Jan 18	$10,245	$10,353	$10,294
Feb 18	$10,200	$10,309	$10,248
Mar 18	$10,231	$10,343	$10,287
Apr 18	$10,196	$10,303	$10,251
May 18	$10,334	$10,424	$10,386
Jun 18	$10,335	$10,436	$10,388
Jul 18	$10,351	$10,460	$10,408
Aug 18	$10,370	$10,476	$10,430
Sep 18	$10,290	$10,410	$10,358
Oct 18	$10,210	$10,335	$10,278
Nov 18	$10,310	$10,449	$10,383
Dec 18	$10,426	$10,572	$10,500
Jan 19	$10,484	$10,651	$10,562
Feb 19	$10,528	$10,712	$10,605
Mar 19	$10,683	$10,884	$10,765
Apr 19	$10,730	$10,929	$10,809
May 19	$10,890	$11,090	$10,975
Jun 19	$10,930	$11,138	$11,018
Jul 19	$11,021	$11,226	$11,110
Aug 19	$11,190	$11,403	$11,282
Sep 19	$11,104	$11,318	$11,195
Oct 19	$11,119	$11,332	$11,213
Nov 19	$11,134	$11,353	$11,229
Dec 19	$11,172	$11,390	$11,269
Jan 20	$11,364	$11,594	$11,461
Feb 20	$11,507	$11,754	$11,605
Mar 20	$11,122	$11,312	$11,234
Apr 20	$11,025	$11,140	$11,137
May 20	$11,406	$11,502	$11,523
Jun 20	$11,433	$11,614	$11,556
Jul 20	$11,601	$11,799	$11,730
Aug 20	$11,542	$11,760	$11,677
Sep 20	$11,530	$11,752	$11,669
Oct 20	$11,496	$11,729	$11,636
Nov 20	$11,645	$11,908	$11,791
Dec 20	$11,683	$11,989	$11,832
Jan 21	$11,726	$12,068	$11,879
Feb 21	$11,514	$11,874	$11,676
Mar 21	$11,587	$11,946	$11,747
Apr 21	$11,674	$12,060	$11,839
May 21	$11,702	$12,112	$11,873
Jun 21	$11,721	$12,152	$11,893
Jul 21	$11,800	$12,243	$11,978
Aug 21	$11,752	$12,198	$11,936
Sep 21	$11,665	$12,106	$11,845
Oct 21	$11,658	$12,092	$11,840
Nov 21	$11,750	$12,191	$11,938
Dec 21	$11,765	$12,208	$11,955
Jan 22	$11,436	$11,880	$11,616
Feb 22	$11,384	$11,813	$11,565
Mar 22	$11,040	$11,453	$11,212
Apr 22	$10,708	$11,114	$10,882
May 22	$10,920	$11,292	$11,097
Jun 22	$10,716	$11,075	$10,889
Jul 22	$11,018	$11,378	$11,202
Aug 22	$10,767	$11,088	$10,943
Sep 22	$10,405	$10,675	$10,572
Oct 22	$10,350	$10,580	$10,516
Nov 22	$10,829	$11,116	$11,003
Dec 22	$10,813	$11,104	$10,999
Jan 23	$11,096	$11,445	$11,294
Feb 23	$10,840	$11,167	$11,034
Mar 23	$11,075	$11,418	$11,276
Apr 23	$11,043	$11,404	$11,240
May 23	$10,960	$11,316	$11,159
Jun 23	$11,048	$11,419	$11,251
Jul 23	$11,075	$11,448	$11,282
Aug 23	$10,963	$11,309	$11,163
Sep 23	$10,691	$10,988	$10,879
Oct 23	$10,576	$10,850	$10,765
Nov 23	$11,175	$11,544	$11,378
Dec 23	$11,418	$11,825	$11,628
Jan 24	$11,403	$11,799	$11,611
Feb 24	$11,404	$11,800	$11,612
Mar 24	$11,377	$11,788	$11,583
Apr 24	$11,254	$11,656	$11,455
May 24	$11,210	$11,631	$11,412
Jun 24	$11,363	$11,818	$11,572
Jul 24	$11,454	$11,919	$11,670
Aug 24	$11,542	$12,013	$11,764
Sep 24	$11,655	$12,140	$11,881
Oct 24	$11,503	$11,971	$11,725
Nov 24	$11,676	$12,166	$11,897
Dec 24	$11,561	$12,012	$11,783
Jan 25	$11,547	$12,040	$11,766
Feb 25	$11,663	$12,164	$11,888
Mar 25	$11,467	$11,952	$11,696
Apr 25	$11,384	$11,879	$11,613
May 25	$11,385	$11,847	$11,612
Jun 25	$11,458	$11,937	$11,688
Jul 25	$11,431	$11,903	$11,664
Aug 25	$11,536	$12,008	$11,770
Sep 25	$11,785	$12,305	$12,030
Oct 25	$11,915	$12,438	$12,166
Nov 25	$11,958	$12,469	$12,211
Dec 25	$11,978	$12,483	$12,231
Jan 26	$12,072	$12,574	$12,324
Feb 26	$12,207	$12,744	$12,463

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.66%	1.18%	2.01%
ICE BofA US Municipal Securities Index...
	4.77	1.42	2.45
ICE AMT-Free California Municipal Index (Spliced)...
	4.84	1.31	2.23
ICE AMT-Free US National Municipal Index...
	4.71	-	-

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 4,169,282,398
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 2,892,232
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,169,282,398
Number of Portfolio Holdings...
1,534
Net Investment Advisory Fees...
$2,892,232
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
12.0%
AA+...
9.8
AA...
19.8
AA-...
32.4
A+...
5.0
A...
3.4
A-...
0.4
BBB+...
0.1
Not Rated...
17.1
Table Summary
Security	Percent of TotaI InvestmentsFootnote Reference(a)
State of California, GO, 5.00%, 11/01/31...
0.6%
Anaheim Housing & Public Improvements Authority, Series 2024-A, RB, VRDN, 1.10%, 03/03/26...
0.6
University of California, Series 2023BN, RB, 5.50%, 05/15/40...
0.5
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/31...
0.5
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/34...
0.5
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.5
University of California, Series 2025CD, RB, 5.00%, 05/15/36...
0.5
California State University, Series 2024A, RB, 5.50%, 11/01/55...
0.4
State of California, GO, 5.00%, 09/01/32...
0.4
State of California, GO, 5.00%, 03/01/55...
0.4

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000052220
Shareholder Report [Line Items]
Fund Name	iShares National Muni Bond ETF
Trading Symbol	MUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 4.51%.

  For the same period, the ICE AMT-Free US National Municipal Index (Spliced) returned 4.71%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE AMT-Free US National Municipal Index (Spliced)
Mar 16	$10,038	$10,043
Apr 16	$10,109	$10,118
May 16	$10,137	$10,148
Jun 16	$10,298	$10,310
Jul 16	$10,284	$10,303
Aug 16	$10,306	$10,326
Sep 16	$10,252	$10,275
Oct 16	$10,154	$10,181
Nov 16	$9,789	$9,812
Dec 16	$9,897	$9,922
Jan 17	$9,938	$9,968
Feb 17	$9,995	$10,026
Mar 17	$10,011	$10,048
Apr 17	$10,075	$10,117
May 17	$10,220	$10,264
Jun 17	$10,194	$10,237
Jul 17	$10,266	$10,313
Aug 17	$10,346	$10,401
Sep 17	$10,302	$10,360
Oct 17	$10,314	$10,377
Nov 17	$10,256	$10,326
Dec 17	$10,354	$10,427
Jan 18	$10,245	$10,319
Feb 18	$10,198	$10,272
Mar 18	$10,223	$10,306
Apr 18	$10,184	$10,266
May 18	$10,300	$10,383
Jun 18	$10,308	$10,391
Jul 18	$10,333	$10,418
Aug 18	$10,345	$10,433
Sep 18	$10,279	$10,369
Oct 18	$10,213	$10,302
Nov 18	$10,322	$10,411
Dec 18	$10,443	$10,533
Jan 19	$10,518	$10,610
Feb 19	$10,572	$10,663
Mar 19	$10,730	$10,827
Apr 19	$10,776	$10,869
May 19	$10,931	$11,029
Jun 19	$10,969	$11,072
Jul 19	$11,057	$11,159
Aug 19	$11,225	$11,330
Sep 19	$11,137	$11,244
Oct 19	$11,148	$11,257
Nov 19	$11,166	$11,277
Dec 19	$11,203	$11,314
Jan 20	$11,400	$11,512
Feb 20	$11,546	$11,660
Mar 20	$11,161	$11,265
Apr 20	$11,004	$11,105
May 20	$11,359	$11,456
Jun 20	$11,438	$11,540
Jul 20	$11,608	$11,715
Aug 20	$11,559	$11,671
Sep 20	$11,546	$11,657
Oct 20	$11,518	$11,634
Nov 20	$11,683	$11,801
Dec 20	$11,748	$11,874
Jan 21	$11,807	$11,944
Feb 21	$11,610	$11,754
Mar 21	$11,680	$11,826
Apr 21	$11,780	$11,929
May 21	$11,819	$11,975
Jun 21	$11,850	$12,006
Jul 21	$11,929	$12,091
Aug 21	$11,886	$12,049
Sep 21	$11,801	$11,963
Oct 21	$11,788	$11,950
Nov 21	$11,879	$12,042
Dec 21	$11,895	$12,058
Jan 22	$11,595	$11,752
Feb 22	$11,547	$11,700
Mar 22	$11,228	$11,372
Apr 22	$10,944	$11,072
May 22	$11,123	$11,249
Jun 22	$10,944	$11,065
Jul 22	$11,204	$11,340
Aug 22	$10,952	$11,078
Sep 22	$10,610	$10,714
Oct 22	$10,550	$10,650
Nov 22	$11,013	$11,133
Dec 22	$11,002	$11,125
Jan 23	$11,293	$11,430
Feb 23	$11,048	$11,174
Mar 23	$11,284	$11,419
Apr 23	$11,262	$11,395
May 23	$11,181	$11,315
Jun 23	$11,269	$11,407
Jul 23	$11,294	$11,432
Aug 23	$11,172	$11,305
Sep 23	$10,887	$11,008
Oct 23	$10,778	$10,897
Nov 23	$11,401	$11,532
Dec 23	$11,647	$11,784
Jan 24	$11,623	$11,759
Feb 24	$11,622	$11,757
Mar 24	$11,597	$11,734
Apr 24	$11,482	$11,612
May 24	$11,444	$11,577
Jun 24	$11,602	$11,745
Jul 24	$11,699	$11,843
Aug 24	$11,781	$11,933
Sep 24	$11,891	$12,045
Oct 24	$11,730	$11,883
Nov 24	$11,910	$12,066
Dec 24	$11,777	$11,931
Jan 25	$11,803	$11,959
Feb 25	$11,915	$12,077
Mar 25	$11,706	$11,870
Apr 25	$11,646	$11,808
May 25	$11,622	$11,789
Jun 25	$11,697	$11,870
Jul 25	$11,668	$11,844
Aug 25	$11,761	$11,941
Sep 25	$12,025	$12,212
Oct 25	$12,156	$12,343
Nov 25	$12,187	$12,373
Dec 25	$12,211	$12,397
Jan 26	$12,304	$12,490
Feb 26	$12,452	$12,641

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	4.51%	1.41%	2.22%
ICE AMT-Free US National Municipal Index (Spliced)...
	4.67	1.46	2.37

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 43,248,059,674
Holdings Count | Holding	6,269
Advisory Fees Paid, Amount	$ 19,972,927
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$43,248,059,674
Number of Portfolio Holdings...
6,269
Net Investment Advisory Fees...
$19,972,927
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
22.1%
AA+...
20.2
AA...
16.7
AA-...
15.0
A+...
5.8
A...
5.9
A-...
2.6
BBB+...
0.3
BBB...
0.4
Not Rated...
11.0
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
21.1%
California ...
17.5
Texas ...
11.9
Illinois ...
4.7
New Jersey ...
4.2
Massachusetts ...
3.9
Pennsylvania ...
3.4
Washington ...
3.1
Florida ...
2.6
Georgia ...
2.2

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000053740
Shareholder Report [Line Items]
Fund Name	iShares New York Muni Bond ETF
Trading Symbol	NYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,232,321,385
Holdings Count | Holding	838
Advisory Fees Paid, Amount	$ 1,440,982
InvestmentCompanyPortfolioTurnover	9.00%
C000199547
Shareholder Report [Line Items]
Fund Name	iShares Long-Term National Muni Bond ETF
Trading Symbol	LMUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Long-Term National Muni Bond ETF (the “Fund”) for the period of March 17, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term National Muni Bond ETF	$9Footnote Reference(a)	0.09%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.09%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 6.40%.

  For the same period, the ICE AMT-Free US National Municipal Index returned 5.99% and the ICE Long AMT-Free US National Municipal Index returned 6.27%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE AMT-Free US National Municipal Index	ICE Long AMT-Free US National Municipal Index
Feb 25	$10,000	$10,000	$10,000
Mar 25	$9,946	$9,949	$9,916
Apr 25	$9,865	$9,897	$9,834
May 25	$9,752	$9,882	$9,728
Jun 25	$9,802	$9,949	$9,783
Jul 25	$9,691	$9,928	$9,685
Aug 25	$9,784	$10,010	$9,776
Sep 25	$10,169	$10,236	$10,159
Oct 25	$10,358	$10,346	$10,344
Nov 25	$10,380	$10,374	$10,371
Dec 25	$10,383	$10,391	$10,372
Jan 26	$10,451	$10,470	$10,439
Feb 26	$10,640	$10,600	$10,626

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 29,534,458
Holdings Count | Holding	241
Advisory Fees Paid, Amount	$ 21,632
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$29,534,458
Number of Portfolio Holdings...
241
Net Investment Advisory Fees...
$21,632
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
15.4%
AA+...
21.1
AA...
19.1
AA-...
16.9
A+...
5.1
A...
7.6
A-...
2.0
BBB+...
0.7
BBB...
0.5
Not Rated...
11.6
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
22.7%
Texas ...
17.2
California ...
15.9
Florida ...
4.9
Washington ...
4.3
Massachusetts ...
4.0
Illinois ...
3.6
New Jersey ...
3.1
Colorado ...
2.8
Pennsylvania ...
2.8
...

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000069126
Shareholder Report [Line Items]
Fund Name	iShares Short-Term National Muni Bond ETF
Trading Symbol	SUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 3.69%.

  For the same period, ICE BofA US Municipal Securities Index returned 4.77%, the ICE Short Maturity AMT-Free US National Municipal Index (Spliced) returned 3.78% and the ICE AMT-Free US National Municipal Index returned 4.71%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The beginning of the reporting period was characterized by volatility for municipal bonds as uncertainty grew around potential modifications of their tax-exempt status and spurred a surge in issuance. Ultimately, these concerns were alleviated when the tax-exempt status of municipals was preserved under the One Big Beautiful Bill Act (OBBBA). For the reporting period, municipal bonds delivered solid performance, benefiting from stable credit fundamentals, limited supply, and appealing tax-equivalent yields.

What detracted from performance?

There were no notable detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
Table Summary
	Fund	ICE BofA US Municipal Securities Index	ICE Short Maturity AMT-Free US National Municipal Index (Spliced)
Mar 16	$9,976	$10,044	$9,978
Apr 16	$9,994	$10,121	$10,000
May 16	$9,981	$10,153	$9,989
Jun 16	$10,023	$10,318	$10,033
Jul 16	$10,041	$10,312	$10,056
Aug 16	$10,037	$10,336	$10,054
Sep 16	$10,004	$10,286	$10,023
Oct 16	$9,995	$10,190	$10,017
Nov 16	$9,902	$9,818	$9,917
Dec 16	$9,924	$9,926	$9,942
Jan 17	$9,970	$9,976	$9,995
Feb 17	$10,014	$10,041	$10,040
Mar 17	$10,005	$10,064	$10,038
Apr 17	$10,029	$10,136	$10,067
May 17	$10,063	$10,286	$10,106
Jun 17	$10,042	$10,263	$10,086
Jul 17	$10,076	$10,338	$10,123
Aug 17	$10,104	$10,425	$10,156
Sep 17	$10,076	$10,385	$10,134
Oct 17	$10,066	$10,404	$10,126
Nov 17	$10,000	$10,360	$10,062
Dec 17	$10,012	$10,463	$10,079
Jan 18	$10,028	$10,353	$10,097
Feb 18	$10,029	$10,309	$10,097
Mar 18	$10,020	$10,343	$10,094
Apr 18	$10,001	$10,303	$10,075
May 18	$10,045	$10,424	$10,124
Jun 18	$10,075	$10,436	$10,155
Jul 18	$10,102	$10,460	$10,184
Aug 18	$10,103	$10,476	$10,186
Sep 18	$10,072	$10,410	$10,159
Oct 18	$10,070	$10,335	$10,155
Nov 18	$10,118	$10,449	$10,202
Dec 18	$10,169	$10,572	$10,256
Jan 19	$10,217	$10,651	$10,305
Feb 19	$10,246	$10,712	$10,331
Mar 19	$10,281	$10,884	$10,375
Apr 19	$10,285	$10,929	$10,378
May 19	$10,344	$11,090	$10,439
Jun 19	$10,378	$11,138	$10,476
Jul 19	$10,431	$11,226	$10,530
Aug 19	$10,448	$11,403	$10,550
Sep 19	$10,414	$11,318	$10,515
Oct 19	$10,445	$11,332	$10,549
Nov 19	$10,461	$11,353	$10,565
Dec 19	$10,483	$11,390	$10,588
Jan 20	$10,543	$11,594	$10,650
Feb 20	$10,572	$11,754	$10,680
Mar 20	$10,455	$11,312	$10,557
Apr 20	$10,458	$11,140	$10,562
May 20	$10,628	$11,502	$10,724
Jun 20	$10,649	$11,614	$10,747
Jul 20	$10,697	$11,799	$10,802
Aug 20	$10,691	$11,760	$10,799
Sep 20	$10,695	$11,752	$10,803
Oct 20	$10,681	$11,729	$10,793
Nov 20	$10,705	$11,908	$10,818
Dec 20	$10,721	$11,989	$10,839
Jan 21	$10,741	$12,068	$10,865
Feb 21	$10,698	$11,874	$10,826
Mar 21	$10,718	$11,946	$10,848
Apr 21	$10,740	$12,060	$10,869
May 21	$10,739	$12,112	$10,875
Jun 21	$10,742	$12,152	$10,874
Jul 21	$10,770	$12,243	$10,902
Aug 21	$10,765	$12,198	$10,897
Sep 21	$10,742	$12,106	$10,874
Oct 21	$10,732	$12,092	$10,866
Nov 21	$10,741	$12,191	$10,875
Dec 21	$10,742	$12,208	$10,876
Jan 22	$10,610	$11,880	$10,743
Feb 22	$10,588	$11,813	$10,721
Mar 22	$10,468	$11,453	$10,598
Apr 22	$10,393	$11,114	$10,518
May 22	$10,494	$11,292	$10,617
Jun 22	$10,487	$11,075	$10,610
Jul 22	$10,580	$11,378	$10,706
Aug 22	$10,460	$11,088	$10,587
Sep 22	$10,326	$10,675	$10,447
Oct 22	$10,335	$10,580	$10,457
Nov 22	$10,496	$11,116	$10,621
Dec 22	$10,511	$11,104	$10,636
Jan 23	$10,622	$11,445	$10,753
Feb 23	$10,493	$11,167	$10,625
Mar 23	$10,631	$11,418	$10,765
Apr 23	$10,582	$11,404	$10,721
May 23	$10,544	$11,316	$10,684
Jun 23	$10,595	$11,419	$10,736
Jul 23	$10,610	$11,448	$10,754
Aug 23	$10,606	$11,309	$10,747
Sep 23	$10,530	$10,988	$10,668
Oct 23	$10,547	$10,850	$10,683
Nov 23	$10,752	$11,544	$10,897
Dec 23	$10,838	$11,825	$10,986
Jan 24	$10,829	$11,799	$10,979
Feb 24	$10,839	$11,800	$10,991
Mar 24	$10,822	$11,788	$10,976
Apr 24	$10,799	$11,656	$10,953
May 24	$10,794	$11,631	$10,947
Jun 24	$10,864	$11,818	$11,022
Jul 24	$10,945	$11,919	$11,106
Aug 24	$11,036	$12,013	$11,200
Sep 24	$11,082	$12,140	$11,249
Oct 24	$11,030	$11,971	$11,197
Nov 24	$11,081	$12,166	$11,249
Dec 24	$11,058	$12,012	$11,227
Jan 25	$11,115	$12,040	$11,283
Feb 25	$11,167	$12,164	$11,336
Mar 25	$11,154	$11,952	$11,325
Apr 25	$11,141	$11,879	$11,310
May 25	$11,204	$11,847	$11,373
Jun 25	$11,272	$11,937	$11,442
Jul 25	$11,335	$11,903	$11,508
Aug 25	$11,388	$12,008	$11,565
Sep 25	$11,406	$12,305	$11,585
Oct 25	$11,398	$12,438	$11,578
Nov 25	$11,424	$12,469	$11,605
Dec 25	$11,466	$12,483	$11,647
Jan 26	$11,534	$12,574	$11,718
Feb 26	$11,579	$12,744	$11,765

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.69%	1.59%	1.48%
ICE BofA US Municipal Securities Index...
	4.77	1.42	2.45
ICE Short Maturity AMT-Free US National Municipal Index (Spliced)...
	3.78	1.68	1.64
ICE AMT-Free US National Municipal Index...
	4.71	-	-

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 10,878,333,037
Holdings Count | Holding	2,786
Advisory Fees Paid, Amount	$ 6,938,280
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$10,878,333,037
Number of Portfolio Holdings...
2,786
Net Investment Advisory Fees...
$6,938,280
Portfolio Turnover Rate...
29%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
28.0%
AA+...
18.5
AA...
16.3
AA-...
12.2
A+...
6.8
A...
5.1
A-...
2.4
BBB+...
0.0Footnote Reference(b)
BBB...
0.1
Not Rated...
10.6
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
Texas ...
13.0%
New York ...
12.7
California ...
12.4
Illinois ...
4.3
Washington ...
4.2
New Jersey ...
4.0
Maryland ...
3.6
Pennsylvania ...
3.2
Virginia ...
3.2
Florida ...
3.0

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

C000069125
Shareholder Report [Line Items]
Fund Name	iShares Agency Bond ETF
Trading Symbol	AGZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 5.32%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the Bloomberg U.S. Agency Bond Index returned 5.49%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.)

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	5.32%	1.34%	1.99%
Bloomberg U.S. Universal Index...
	6.53	0.78	2.42
Bloomberg U.S. Agency Bond Index...
	5.49	1.34	1.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 577,385,881
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 1,204,767
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$577,385,881
Number of Portfolio Holdings...
111
Net Investment Advisory Fees...
$1,204,767
Portfolio Turnover Rate...
45%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
97.8%
Corporate Bonds...
1.7
Foreign Government Obligations...
0.5
Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
3.9%
1-5 Years...
73.9
5-10 Years...
11.5
10-15 Years...
7.5
15-20 Years...
0.0Footnote Reference(b)
More than 20 Years...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

C000227271
Shareholder Report [Line Items]
Fund Name	iShares BBB Rated Corporate Bond ETF
Trading Symbol	LQDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended February 28, 2026, the Fund returned 6.48%.

  For the same period, the Bloomberg U.S. Universal Index returned 6.53% and the iBoxx USD Liquid Investment Grade BBB 0+ Index returned 6.55%.

What contributed to performance?

U.S. bond markets gained during the reporting period, supported by a resilient domestic economy despite conflicting data. The Federal Reserve (“Fed”) reduced rates by 75 basis points across three 25 basis point rate cuts in late 2025, prompted by a cooling labor market amid elevated inflation. The yield on the 10-year benchmark U.S. Treasury ended lower as investors negotiated the administration's trade policies, a prolonged U.S. government shutdown, and increasing geopolitical tensions later in the period. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) continued to steepen as rate cuts pushed shorter-term yields lower, while inflation and heavy Treasury supply kept longer‑maturity yields higher. (Bond yields move inversely to prices.)

What detracted from performance?

There were no meaningful detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	6.48%	1.26%
Bloomberg U.S. Universal Index...
	6.53	0.91
iBoxx USD Liquid Investment Grade BBB 0+ Index...
	6.55	1.39

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 52,806,533
Holdings Count | Holding	1,154
Advisory Fees Paid, Amount	$ 67,458
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$52,806,533
Number of Portfolio Holdings...
1,154
Net Investment Advisory Fees...
$67,458
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Credit quality allocation

Maturity allocation

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A-...
3.7%
BBB+...
31.3
BBB...
47.1
BBB-...
15.9
BB+...
1.5
Not Rated...
0.5
Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
5.3%
1-5 Years...
35.2
5-10 Years...
29.0
10-15 Years...
5.3
15-20 Years...
4.9
More than 20 Years...
20.3
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.